Organization and Business Operations (Details) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 02, 2021	Aug. 16, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization and Business Operations (Details) [Line Items]
Underwriting fee			$ 6,405,000
Deferred underwriting fee			12,075,000
Other offering costs			695,922
Total transaction cost			575,278
Net proceeds of the sale of the units	$ 345,000,000
Net tangible assets			$ 5,000,001
Redeem public shares, percentage			100.00%
Public per share (in Dollars per share)			$ 10
Trust account per share (in Dollars per share)			$ 10
Cash outside the trust account			$ 72,923
Federal excise tax		1.00%
Excise tax percentage			1.00%
Proceeds from Issuance Initial Public Offering				$ 338,595,000
Trust Account Maturity Term	185 days
Interest income earned on the trust account			$ 4,821,632	$ 105,681
Business Combination [Member]
Organization and Business Operations (Details) [Line Items]
Transaction costs			$ 19,175,922
Business combination fair market value equal percentage			80.00%
Percentage of outstanding voting securities			50.00%
Trust account price per share (in Dollars per share)			$ 10
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Price per unit (in Dollars per share)	$ 10
Proceeds from Issuance Initial Public Offering	$ 345,000,000
IPO [Member] | Common Class A [Member]
Organization and Business Operations (Details) [Line Items]
Consummated share units (in Shares)	34,500,000
Private Placement Warrants [Member]
Organization and Business Operations (Details) [Line Items]
Consummated share units (in Shares)			6,266,667
Price per unit (in Dollars per share)			$ 1.5